UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® International Credit Central Fund Fidelity® International Credit Central Fund

This annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 1	0.01%
What affected the Fund's performance this period?

•International Credit performed well in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against this backdrop, the fund's allocation to euro- and pound-denominated corporate bonds - which outperformed dollar-denominated bonds - notably contributed to performance versus the benchmark Bloomberg Global Aggregate Credit ex U.S. Index for the year.
•Overweight holdings among yield-advantaged, lower-quality investment-grade bonds rated BBB or lower boosted relative performance.
•The portfolio's yield-curve positioning aided the relative result as curves steepened in the U.S. and U.K. bond markets.
•Security selection within euro-denominated financials was a bright spot.
•In contrast, an allocation to U.S. Treasurys detracted.
•At year-end, the portfolio was defensively positioned with about 20% in non-benchmark exposure to U.S. government bonds and about 8% in non-U.S. government bonds.
•Notable changes include a reduction in credit risk and a focus on defensively positioning the portfolio.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 13, 2017 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® International Credit Central Fund	8.59%	0.66%	2.95%
Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)	6.36%	0.78%	2.64%
Bloomberg Global Aggregate Bond Index	8.17%	-2.15%	0.70%
A   From June 13, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$104,381,445
Number of Holdings	240
Total Advisory Fee	$0
Portfolio Turnover	63%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.2
AAA - 10.0
AA - 0.2
A - 14.6
BBB - 31.6
BB - 5.3
B - 1.6
CCC,CC,C - 0.4
D - 0.4
Not Rated - 9.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 58.7
U.S. Treasury Obligations - 19.2
Foreign Government and Government Agency Obligations - 8.6
Preferred Securities - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 33.1
United Kingdom - 17.6
Germany - 11.1
France - 5.3
Canada - 5.0
Switzerland - 4.5
Multi-national - 4.4
Luxembourg - 3.7
Japan - 2.9
Others - 12.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.8
US Treasury Bonds	8.4
Canadian Government	2.9
KfW	2.7
European Union	2.6
Japan Government	2.4
Credit Suisse Group AG	2.4
HSBC Holdings PLC	2.0
BNP Paribas SA	1.9
European Investment Bank	1.8
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914367.101    3016-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity International Credit Central Fund (the “Fund”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Credit Central Fund	$83,300	$3,300	$12,200	$1,300

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Credit Central Fund	$78,100	$6,600	$13,500	$2,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
PwC	$13,768,400	$15,314,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® International Credit Central Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® International Credit Central Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 8.6%
		Principal Amount (a)	Value ($)
CANADA - 2.9%
Canadian Government 1.5% 12/1/2031	CAD	1,760,000	1,171,684
Canadian Government 2% 6/1/2032	CAD	40,000	27,197
Canadian Government 2.5% 12/1/2032	CAD	165,000	115,091
Canadian Government 2.75% 6/1/2033	CAD	1,450,000	1,023,189
Canadian Government 3% 6/1/2034	CAD	900,000	640,813
TOTAL CANADA			2,977,974
JAPAN - 2.4%
Japan Government 0.1% 9/20/2028	JPY	168,200,000	1,041,639
Japan Government Treasury Bills 0% 3/23/2026 (j)	JPY	124,000,000	790,481
Japan Government Treasury Bills 0% 3/30/2026 (j)	JPY	111,450,000	710,387
TOTAL JAPAN			2,542,507
MULTI-NATIONAL - 2.6%
European Union 3.375% 12/12/2035 (c)	EUR	1,655,000	1,973,127
European Union 3.75% 10/12/2045 (c)	EUR	385,000	446,252
European Union 4% 4/4/2044 (c)	EUR	220,000	265,400
TOTAL MULTI-NATIONAL			2,684,779
ROMANIA - 0.7%
Romanian Republic 2.124% 7/16/2031 (c)	EUR	75,000	77,315
Romanian Republic 5.875% 7/11/2032 (c)	EUR	325,000	398,497
Romanian Republic 6.375% 9/18/2033 (c)	EUR	250,000	314,673
TOTAL ROMANIA			790,485
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,983,383)			8,995,745

Non-Convertible Corporate Bonds - 58.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.9%
Financials - 1.6%
Banks - 1.0%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(c)	GBP	400,000	539,101
Commonwealth Bank of Australia 2.688% 3/11/2031 (h)		200,000	182,129
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(c)	EUR	300,000	350,501
			1,071,731
Financial Services - 0.2%
Cimic Finance Ltd 1.5% 5/28/2029 (c)	EUR	242,000	265,134
Insurance - 0.4%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(c)	GBP	297,000	379,547
TOTAL FINANCIALS			1,716,412
Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	420,000	288,654
TOTAL AUSTRALIA			2,005,066
AUSTRIA - 0.3%
Materials - 0.2%
Containers & Packaging - 0.2%
Mondi Finance PLC 3.375% 5/23/2031 (c)	EUR	140,000	162,799
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Supernova Invest GmbH 5% 6/24/2030 (c)	EUR	100,000	120,112
TOTAL AUSTRIA			282,911
BELGIUM - 1.1%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut Services NV 4.25% 8/19/2031 (c)	EUR	400,000	481,128
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (c)	EUR	400,000	477,626
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Shurgard Luxembourg Sarl 4% 5/27/2035 (c)	EUR	200,000	232,346
TOTAL BELGIUM			1,191,100
CANADA - 2.1%
Financials - 2.1%
Banks - 2.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(c)	EUR	1,000,000	1,170,969
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		100,000	99,657
Royal Bank of Canada 3.125% 9/27/2031 (b)(c)	EUR	420,000	492,378
Toronto Dominion Bank 3.357% 9/22/2032 (c)	EUR	400,000	464,961

TOTAL CANADA			2,227,965
CZECH REPUBLIC - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CPI Property Group SA 6% 1/27/2032 (c)	EUR	300,000	354,323
DENMARK - 1.2%
Consumer Staples - 0.4%
Beverages - 0.3%
Carlsberg Breweries A/S 3.25% 2/28/2032 (c)	EUR	275,000	321,580
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (c)	EUR	125,000	151,985
TOTAL CONSUMER STAPLES			473,565
Financials - 0.8%
Banks - 0.8%
Danske Bank A/S 3.875% 1/9/2032 (b)(c)	EUR	445,000	536,996
Jyske Bank A/S 5.125% 5/1/2035 (b)(c)	EUR	211,000	260,972
TOTAL FINANCIALS			797,968
TOTAL DENMARK			1,271,533
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (c)	EUR	100,000	111,639
Citycon Treasury BV 5.375% 7/8/2031 (c)	EUR	100,000	111,475

TOTAL FINLAND			223,114
FRANCE - 5.3%
Communication Services - 0.2%
Media - 0.2%
Publicis Groupe SA 3.375% 6/12/2032 (c)	EUR	200,000	233,343
Consumer Discretionary - 0.4%
Automobiles - 0.4%
RCI Banque SA 4.75% 3/24/2037 (b)(c)	EUR	100,000	119,769
RCI Banque SA 5.5% 10/9/2034 (b)(c)	EUR	200,000	247,718
TOTAL CONSUMER DISCRETIONARY			367,487
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA 3.75% 2/4/2037 (c)	EUR	300,000	345,795
Financials - 2.4%
Banks - 2.4%
BNP Paribas SA 2.159% 9/15/2029 (b)(h)		473,000	447,327
BNP Paribas SA 3.132% 1/20/2033 (b)(h)		600,000	547,242
BNP Paribas SA 3.945% 2/18/2037 (b)(c)	EUR	700,000	824,108
BNP Paribas SA 5.786% 1/13/2033 (b)(h)		97,000	101,823
Societe Generale SA 6.691% 1/10/2034 (b)(h)		447,000	486,826
TOTAL FINANCIALS			2,407,326
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (c)	EUR	396,000	432,251
Utilities - 1.6%
Electric Utilities - 0.5%
Electricite de France SA 5.5% 1/25/2035 (c)	GBP	400,000	534,045
Multi-Utilities - 1.1%
Engie SA 3.875% 3/6/2036 (c)	EUR	200,000	234,539
Engie SA 4.25% 9/6/2034 (c)	EUR	200,000	244,242
Veolia Environnement SA 3.324% 6/17/2032 (c)	EUR	600,000	700,322
			1,179,103
TOTAL UTILITIES			1,713,148
TOTAL FRANCE			5,499,350
GERMANY - 9.5%
Consumer Discretionary - 0.8%
Automobile Components - 0.8%
Robert Bosch GmbH 4.375% 6/2/2043 (c)	EUR	100,000	115,598
Schaeffler AG 5.375% 4/1/2031 (c)	EUR	100,000	123,906
ZF Europe Finance BV 4.75% 1/31/2029 (c)	EUR	500,000	585,805
TOTAL CONSUMER DISCRETIONARY			825,309
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (c)	EUR	200,000	245,022
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vier Gas Transport GmbH 3.625% 9/8/2033 (c)	EUR	300,000	348,788
Financials - 3.3%
Banks - 0.6%
Commerzbank AG 3.625% 1/14/2032 (b)(c)	EUR	200,000	237,742
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(c)	EUR	100,000	116,957
Volkswagen Bank GmbH 3.5% 6/19/2031 (c)	EUR	200,000	234,627
			589,326
Financial Services - 2.7%
KfW 0.75% 1/15/2029 (c)	EUR	1,440,000	1,611,719
KfW 2.875% 6/7/2033 (c)	EUR	660,000	773,386
KfW 3.75% 7/15/2030		400,000	400,673
			2,785,778
TOTAL FINANCIALS			3,375,104
Health Care - 1.4%
Pharmaceuticals - 1.4%
Bayer US Finance LLC 6.375% 11/21/2030 (h)		613,000	655,374
Bayer US Finance LLC 6.5% 11/21/2033 (h)		676,000	731,834
TOTAL HEALTH CARE			1,387,208
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (g)	EUR	100,000	117,520
Accentro Real Estate AG 10% 12/30/2027	EUR	100,000	123,375
Accentro Real Estate AG 5.625% 12/30/2034 pay-in-kind (b)(c)	EUR	525,990	185,752
Sirius Real Estate Ltd 4% 1/22/2032 (c)	EUR	200,000	233,748
Vonovia SE 3.5% 11/12/2032 (c)	EUR	100,000	115,936
TOTAL REAL ESTATE			776,331
Utilities - 2.8%
Electric Utilities - 2.2%
Amprion GmbH 3.125% 8/27/2030 (c)	EUR	200,000	234,983
Amprion GmbH 3.625% 5/21/2031 (c)	EUR	100,000	119,676
Amprion GmbH 3.875% 6/5/2036 (c)	EUR	300,000	351,244
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(c)	EUR	500,000	558,419
EnBW International Finance BV 3.75% 11/20/2035 (c)	EUR	575,000	673,742
EnBW International Finance BV 5.7923% 2/26/2036 (c)	AUD	360,000	234,451
			2,172,515
Independent Power and Renewable Electricity Producers - 0.6%
RWE Finance US LLC 5.125% 9/18/2035 (h)		150,000	149,159
RWE Finance US LLC 5.875% 4/16/2034 (h)		457,000	481,762
			630,921
TOTAL UTILITIES			2,803,436
TOTAL GERMANY			9,761,198
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(c)		780,000	749,515
IRELAND - 0.1%
Materials - 0.1%
Containers & Packaging - 0.1%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	117,403
ITALY - 1.0%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (h)		236,000	259,699
Utilities - 0.8%
Electric Utilities - 0.5%
Enel Finance International NV 4.375% 9/30/2030 (h)		200,000	199,154
Enel Finance International NV 5.5% 6/26/2034 (h)		300,000	310,905
			510,059
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (h)		287,000	299,805
TOTAL UTILITIES			809,864
TOTAL ITALY			1,069,563
JAPAN - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (c)	EUR	175,000	206,797
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.856% 6/15/2035 (h)		290,000	309,191
TOTAL JAPAN			515,988
LUXEMBOURG - 3.7%
Financials - 0.4%
Financial Services - 0.4%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,822,400	384,203
Real Estate - 3.3%
Diversified REITs - 0.6%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (c)	EUR	500,000	574,515
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (c)	EUR	100,000	120,478
Real Estate Management & Development - 2.6%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (c)	EUR	100,000	116,848
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (c)	EUR	663,000	745,051
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (c)	EUR	300,000	344,931
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (c)	EUR	246,000	301,033
Logicor Financing Sarl 1.625% 1/17/2030 (c)	EUR	289,000	317,598
Logicor Financing Sarl 2% 1/17/2034 (c)	EUR	212,000	213,244
Logicor Financing Sarl 3.75% 7/14/2032 (c)	EUR	100,000	116,109
Logicor Financing Sarl 4.25% 7/18/2029 (c)	EUR	100,000	121,323
P3 Group Sarl 3.75% 4/2/2033 (c)	EUR	200,000	231,162
P3 Group Sarl 4% 4/19/2032 (c)	EUR	200,000	236,404
			2,743,703
TOTAL REAL ESTATE			3,438,696
TOTAL LUXEMBOURG			3,822,899
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		735,000	711,407
MULTI-NATIONAL - 1.8%
Financials - 1.8%
Banks - 1.8%
European Investment Bank 0.01% 11/15/2035 (c)	EUR	100,000	86,746
European Investment Bank 0.25% 6/15/2040 (c)	EUR	780,000	578,916
European Investment Bank 2.875% 6/18/2035 (c)	EUR	1,035,000	1,196,738

TOTAL MULTI-NATIONAL			1,862,400
NETHERLANDS - 1.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV 3.875% 2/16/2036 (c)	EUR	200,000	235,395
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (c)	EUR	100,000	125,136
Financials - 1.3%
Banks - 0.9%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (c)	EUR	300,000	317,367
ING Groep NV 3% 8/17/2031 (b)(c)	EUR	500,000	581,891
			899,258
Insurance - 0.4%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(c)		377,000	380,787
TOTAL FINANCIALS			1,280,045
TOTAL NETHERLANDS			1,640,576
POLAND - 0.9%
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (c)	EUR	432,000	500,325
GTC Finance DAC 6.5% 10/15/2030 (c)	EUR	432,000	470,402

TOTAL POLAND			970,727
PORTUGAL - 0.3%
Financials - 0.3%
Insurance - 0.3%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(c)	EUR	300,000	355,320
SPAIN - 0.5%
Financials - 0.5%
Banks - 0.5%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		200,000	212,580
CaixaBank SA 3.625% 9/19/2032 (b)(c)	EUR	300,000	355,708

TOTAL SPAIN			568,288
SWEDEN - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (c)	EUR	215,000	239,980
SWITZERLAND - 2.1%
Financials - 2.0%
Capital Markets - 1.7%
UBS Group AG 4.125% 6/9/2033 (b)(c)	EUR	602,000	730,498
UBS Group AG 4.75% 3/17/2032 (b)(c)	EUR	812,000	1,016,289
			1,746,787
Insurance - 0.3%
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(c)		391,000	357,104
TOTAL FINANCIALS			2,103,891
Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (c)	EUR	100,000	118,711
TOTAL SWITZERLAND			2,222,602
UNITED KINGDOM - 16.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
BT Finance PLC 3.375% 11/17/2032 (c)	EUR	275,000	319,639
Consumer Discretionary - 1.5%
Broadline Retail - 0.7%
John Lewis PLC 4.25% 12/18/2034 (c)	GBP	600,000	685,721
Hotels, Restaurants & Leisure - 0.4%
IHG Finance LLC 3.375% 9/10/2030 (c)	EUR	125,000	146,500
Whitbread Group PLC 2.375% 5/31/2027 (c)	GBP	236,000	308,589
			455,089
Household Durables - 0.4%
Berkeley Group PLC/The 2.5% 8/11/2031 (c)	GBP	357,000	415,530
TOTAL CONSUMER DISCRETIONARY			1,556,340
Consumer Staples - 1.5%
Tobacco - 1.5%
BAT International Finance PLC 4.125% 4/12/2032 (c)	EUR	448,000	540,811
Imperial Brands Finance PLC 3.875% 2/12/2034 (c)	EUR	910,000	1,050,173
TOTAL CONSUMER STAPLES			1,590,984
Financials - 6.3%
Banks - 5.3%
Barclays PLC 3.543% 8/14/2031 (b)(c)	EUR	300,000	354,993
HSBC Holdings PLC 4.787% 3/10/2032 (b)(c)	EUR	163,000	204,037
HSBC Holdings PLC 4.856% 5/23/2033 (b)(c)	EUR	780,000	982,823
HSBC Holdings PLC 5.813% 5/22/2033 (b)(c)	GBP	200,000	281,041
HSBC Holdings PLC 8.201% 11/16/2034 (b)(c)	GBP	360,000	536,306
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(c)	EUR	800,000	1,000,231
NatWest Group PLC 2.105% 11/28/2031 (b)(c)	GBP	202,000	267,948
NatWest Group PLC 7.416% 6/6/2033 (b)(c)	GBP	544,000	773,595
Standard Chartered PLC 3.864% 3/17/2033 (b)(c)	EUR	300,000	357,292
Virgin Money UK PLC 7.625% 8/23/2029 (b)(c)	GBP	499,000	727,699
			5,485,965
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (c)	EUR	375,000	438,206
Financial Services - 0.1%
Nationwide Building Society 4% 7/30/2035 (b)(c)	EUR	100,000	118,941
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (c)	GBP	310,000	484,176
TOTAL FINANCIALS			6,527,288
Industrials - 1.1%
Ground Transportation - 0.6%
Mobico Group PLC 4.875% 9/26/2031 (c)	EUR	639,000	594,430
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (c)	GBP	400,000	555,633
TOTAL INDUSTRIALS			1,150,063
Real Estate - 0.3%
Office REITs - 0.3%
Great Portland Estates PLC 5.375% 9/25/2031 (c)	GBP	200,000	273,137
Utilities - 5.4%
Electric Utilities - 1.1%
London Power Networks PLC 3.837% 6/11/2037 (c)	EUR	225,000	262,264
NGG Finance PLC 2.125% 9/5/2082 (b)(c)	EUR	460,000	531,771
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (c)	EUR	325,000	380,874
			1,174,909
Water Utilities - 4.3%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (c)	GBP	141,000	173,911
Anglian Water Services Financing PLC 5.875% 6/20/2031 (c)	GBP	330,000	459,862
Anglian Water Services Financing PLC 6.25% 9/12/2044 (c)	GBP	125,000	162,033
Anglian Water Services Financing PLC 6.293% 7/30/2030 (c)	GBP	195,000	276,330
Anglian Water Services Financing PLC 6.625% 1/15/2029 (i)	GBP	50,000	70,820
Northumbrian Water Finance PLC 5.375% 7/22/2032 (c)	GBP	200,000	270,718
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (c)	EUR	325,000	380,649
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (c)	GBP	307,000	394,784
South West Water Finance PLC 5.25% 9/15/2031 (c)	GBP	300,000	407,309
South West Water Finance PLC 5.75% 12/11/2032 (c)	GBP	100,000	139,533
SW Finance I PLC 6.875% 8/7/2032 (c)	GBP	200,000	279,720
SW Finance I PLC 7.375% 12/12/2041 (c)	GBP	316,000	439,223
United Utilities Water Finance PLC 3.5% 2/27/2033 (c)	EUR	250,000	291,085
Wessex Water Services Finance PLC 6.125% 9/19/2034 (c)	GBP	250,000	345,794
Yorkshire Water Finance PLC 6% 7/22/2033 (c)	GBP	250,000	342,945
			4,434,716
TOTAL UTILITIES			5,609,625
TOTAL UNITED KINGDOM			17,027,076
UNITED STATES - 6.3%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	112,351
Alphabet Inc 4% 5/6/2054	EUR	100,000	109,001
TOTAL COMMUNICATION SERVICES			221,352
Consumer Discretionary - 1.3%
Automobiles - 0.9%
American Honda Finance Corp 5.05% 8/20/2031	GBP	300,000	408,237
Stellantis Finance US Inc 5.75% 3/18/2030 (h)		476,000	491,051
			899,288
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp 3.5% 5/21/2032 (c)	EUR	350,000	413,467
TOTAL CONSUMER DISCRETIONARY			1,312,755
Consumer Staples - 0.8%
Tobacco - 0.8%
Philip Morris International Inc 3.25% 6/6/2032	EUR	750,000	871,549
Financials - 2.1%
Banks - 0.5%
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	200,000	237,036
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(c)	EUR	199,000	236,507
			473,543
Capital Markets - 0.9%
Blackstone Private Credit Fund 4.875% 4/14/2026 (c)	GBP	354,000	477,236
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	245,000	291,811
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	100,000	119,517
			888,564
Consumer Finance - 0.7%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	208,000	249,971
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	225,000	308,357
Stellantis Financial Services US Corp 5.4% 9/15/2030 (h)		219,000	222,374
			780,702
TOTAL FINANCIALS			2,142,809
Information Technology - 0.2%
Software - 0.2%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	218,000	250,898
Real Estate - 1.1%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	120,604
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	200,000	231,155
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	350,991
Specialized REITs - 0.5%
American Tower Corp 3.625% 5/30/2032	EUR	350,000	413,864
TOTAL REAL ESTATE			1,116,614
Utilities - 0.6%
Electric Utilities - 0.6%
Duke Energy Corp 3.85% 6/15/2034	EUR	216,000	251,604
Southern Co/The 1.875% 9/15/2081 (b)	EUR	333,000	380,569
TOTAL UTILITIES			632,173
TOTAL UNITED STATES			6,548,150
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $59,914,219)			61,238,454

Preferred Securities - 5.9%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CPI Property Group SA 3.75% (b)(c)(e)	EUR	184,000	193,441
FINLAND - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj 7.875% (b)(c)(e)	EUR	167,000	165,076
GERMANY - 1.6%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen International Finance NV 3.875% (b)(c)(e)	EUR	400,000	472,652
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Aroundtown Finance Sarl 7.875% (b)(e)		750,000	762,690
Grand City Properties SA 1.5% (b)(c)(e)	EUR	400,000	466,744
TOTAL REAL ESTATE			1,229,434
TOTAL GERMANY			1,702,086
SWEDEN - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(d)(e)(f)	EUR	495,000	430,640
SWITZERLAND - 2.4%
Financials - 2.4%
Capital Markets - 2.4%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(d)(e)(f)(g)		9,515,000	2,473,900
UNITED KINGDOM - 1.2%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 8.875% (b)(c)(e)	GBP	430,000	611,053
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(c)(e)	GBP	198,000	166,661
Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC 3.74% (b)(c)(e)	GBP	320,000	441,828
TOTAL UNITED KINGDOM			1,219,542
TOTAL PREFERRED SECURITIES (Cost $14,632,481)			6,184,685

U.S. Treasury Obligations - 19.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	350,000	321,220
US Treasury Bonds 4.375% 8/15/2043	4.90	1,959,000	1,871,228
US Treasury Bonds 4.5% 2/15/2044	4.67	1,700,000	1,644,617
US Treasury Bonds 4.625% 11/15/2044	4.86 to 5.06	600,000	587,953
US Treasury Bonds 4.625% 5/15/2044	4.12 to 4.65	450,000	441,809
US Treasury Bonds 6.25% 5/15/2030 (l)(m)	3.46 to 4.41	3,534,000	3,896,373
US Treasury Notes 3.625% 9/30/2031	4.23	2,000,000	1,980,000
US Treasury Notes 3.75% 12/31/2030	4.07	383,000	383,194
US Treasury Notes 3.75% 8/31/2031	3.64	1,100,000	1,096,348
US Treasury Notes 3.875% 8/15/2033	4.77	184,000	182,469
US Treasury Notes 4% 7/31/2032	4.01	225,000	226,178
US Treasury Notes 4.125% 11/30/2029	4.11	240,000	244,144
US Treasury Notes 4.125% 3/31/2032	4.19	1,650,000	1,672,623
US Treasury Notes 4.125% 5/31/2032	4.19	272,000	275,664
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	800,000	813,062
US Treasury Notes 4.25% 5/15/2035	4.22	50,000	50,414
US Treasury Notes 4.25% 6/30/2031	4.35	620,000	634,047
US Treasury Notes 4.375% 1/31/2032	4.21	100,000	102,781
US Treasury Notes 4.375% 12/31/2029	4.39	865,000	888,112
US Treasury Notes 4.5% 11/15/2033	4.14	326,000	336,608
US Treasury Notes 4.625% 2/15/2035	4.44	95,000	98,666
US Treasury Notes 4.625% 4/30/2029	4.50 to 4.72	2,200,000	2,271,071
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,784,276)			20,018,581

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $6,865,274)	3.79	6,863,725	6,865,098

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $110,179,633)	103,302,563
NET OTHER ASSETS (LIABILITIES) - 1.0%	1,078,882
NET ASSETS - 100.0%	104,381,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	6	3/2026	438,385	(985)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	27	3/2026	3,098,672	(15,938)
CBOT 2Y US Treasury Notes Contracts (United States)	4	3/2026	835,063	96
CBOT US Treasury Long Bond Contracts (United States)	22	3/2026	2,534,813	(27,580)
TMX 10Y Canadian Bond Contracts (Canada)	6	3/2026	528,549	(6,783)

TOTAL LONG				(51,190)

SHORT

Interest Rate Contracts
ICE Long GILT Futures (United Kingdom)	8	3/2026	985,298	(6,107)

TOTAL FUTURES CONTRACTS				(57,297)
The notional amount of long futures as a percentage of Net Assets is 7.1%.
The notional amount of short futures as a percentage of Net Assets is 0.9%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	642,000	USD	755,126	JPMorgan Chase Bank NA	1/2026	(648)
EUR	249,000	USD	293,062	BNP Paribas SA	1/2026	(79)
EUR	46,000	USD	54,271	State Street Bank & Trust Co	1/2026	(146)
GBP	204,000	USD	275,032	JPMorgan Chase Bank NA	1/2026	(59)
USD	613,500	AUD	927,000	JPMorgan Chase Bank NA	1/2026	(5,223)
USD	68,788	CAD	94,000	Canadian Imperial Bank of Commerce	1/2026	223
USD	2,983,241	CAD	4,118,000	JPMorgan Chase Bank NA	1/2026	(20,519)
USD	45,142,169	EUR	38,739,000	BNP Paribas SA	1/2026	(439,655)
USD	527,867	EUR	452,000	JPMorgan Chase Bank NA	1/2026	(3,974)
USD	750,240	EUR	637,000	JPMorgan Chase Bank NA	1/2026	721
USD	13,571,457	GBP	10,191,000	Goldman Sachs Bank USA	1/2026	(165,043)
USD	711,395	JPY	111,250,000	Brown Brothers Harriman & Co.	1/2026	(468)
USD	1,859,514	JPY	288,450,000	Royal Bank of Canada	1/2026	13,787

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(621,083)
Unrealized Appreciation						14,731
Unrealized Depreciation						(635,814)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Commerzbank AG 4% 12/5/2030	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	500,000	108	(5,887)	(5,779)
Intesa Sanpaolo SpA 6.184% 2/20/2034	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	500,000	(3,980)	1,082	(2,898)
BMW Finance NV 0.75% 7/13/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	(29,990)	23,968	(6,022)
Heidelberg Materials AG 3.75% 5/31/2032	12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	630,000	(152,640)	144,748	(7,892)
Generali 4.125% 5/4/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	(4,776)	1,624	(3,152)
UniCredit SpA 5.375% 4/16/2034	12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	550,000	(1,824)	(3,389)	(5,213)
Aviva PLC 6.125% 11/14/2036	12/2030	Citibank NA	(1%)	Quarterly	EUR	600,000	(4,611)	162	(4,449)
Societe Generale SA 5.25% 9/6/2032	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	450,000	585	(6,120)	(5,535)
Deutsche Bank AG 5.625% 5/19/2031	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	450,000	3,501	(7,702)	(4,201)
Allianz SE 2.121% 7/8/2050	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	800,000	(13,410)	8,890	(4,520)

TOTAL CREDIT DEFAULT SWAPS							(207,037)	157,376	(49,661)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $57,026,251 or 54.6% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,875,655 or 5.6% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Zero coupon bond which is issued at a discount.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $265,712.
(m)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $787,213.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,666,047	30,747,902	29,548,625	93,696	(49)	(177)	6,865,098	6,863,725	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,267,028	1,267,028	17	-	-	-	-	0.0%
Total	5,666,047	32,014,930	30,815,653	93,713	(49)	(177)	6,865,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	8,995,745	-	8,995,745	-

Non-Convertible Corporate Bonds
Communication Services	1,216,526	-	1,216,526	-
Consumer Discretionary	4,061,891	-	4,061,891	-
Consumer Staples	4,442,370	-	4,442,370	-
Energy	1,537,821	-	1,537,821	-
Financials	26,758,233	-	26,758,233	-
Health Care	1,387,208	-	1,387,208	-
Industrials	1,582,314	-	1,582,314	-
Information Technology	250,898	-	250,898	-
Materials	398,913	-	398,913	-
Real Estate	7,745,380	-	7,627,860	117,520
Utilities	11,856,900	-	11,856,900	-

Preferred Securities
Consumer Discretionary	472,652	-	472,652	-
Financials	3,084,953	-	611,053	2,473,900
Industrials	166,661	-	166,661	-
Real Estate	2,018,591	-	2,018,591	-
Utilities	441,828	-	441,828	-

U.S. Treasury Obligations	20,018,581	-	20,018,581	-

Money Market Funds	6,865,098	6,865,098	-	-
Total Investments in Securities:	103,302,563	6,865,098	93,846,045	2,591,420
Derivative Instruments:

Assets
Futures Contracts	96	96	-	-
Forward Foreign Currency Contracts	14,731	-	14,731	-
Swaps	4,194	-	4,194	-
Total Assets	19,021	96	18,925	-

Liabilities
Futures Contracts	(57,393)	(57,393)	-	-
Forward Foreign Currency Contracts	(635,814)	-	(635,814)	-
Swaps	(211,231)	-	(211,231)	-
Total Liabilities	(904,438)	(57,393)	(847,045)	-
Total Derivative Instruments:	(885,417)	(57,297)	(828,120)	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Preferred Securities	951,500	-	1,522,400	-	-	-	-	-	2,473,900	1,522,400
Non-Convertible Corporate Bonds	-	-	681	233,653	(116,827)	13	-	-	117,520	681

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	4,194	(211,231)
Total Credit Risk	4,194	(211,231)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	14,731	(635,814)
Total Foreign Exchange Risk	14,731	(635,814)
Interest Rate Risk
Futures Contracts (c)	96	(57,393)
Total Interest Rate Risk	96	(57,393)
Total Value of Derivatives	19,021	(904,438)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $103,314,359)	$96,437,465
Fidelity Central Funds (cost $6,865,274)	6,865,098

Total Investment in Securities (cost $110,179,633)		$103,302,563
Foreign currency held at value (cost $636,159)		638,360
Unrealized appreciation on forward foreign currency contracts		14,731
Receivable for fund shares sold		475,898
Dividends receivable		18,369
Interest receivable		1,578,672
Distributions receivable from Fidelity Central Funds		15,156
Bi-lateral OTC swaps, at value		4,194
Total assets		106,047,943
Liabilities
Payable for investments purchased	$790,412
Unrealized depreciation on forward foreign currency contracts	635,814
Payable for fund shares redeemed	826
Bi-lateral OTC swaps, at value	211,231
Payable for daily variation margin on futures contracts	27,409
Other payables and accrued expenses	806
Total liabilities		1,666,498
Net Assets		$104,381,445
Net Assets consist of:
Paid in capital		$220,535,874
Total accumulated earnings (loss)		(116,154,429)
Net Assets		$104,381,445
Net Asset Value, offering price and redemption price per share ($104,381,445 ÷ 1,241,908 shares)		$84.05
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$326,983
Interest		3,663,891
Income from Fidelity Central Funds (including $17 from security lending)		93,713
Income before foreign taxes withheld		$4,084,587
Less foreign taxes withheld		445
Total income		4,085,032
Expenses
Custodian fees and expenses	$5,072
Independent trustees' fees and expenses	236
Total expenses before reductions	5,308
Expense reductions	(465)
Total expenses after reductions		4,843
Net Investment income (loss)		4,080,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,390,647
Fidelity Central Funds	(49)
Forward foreign currency contracts	(4,472,117)
Foreign currency transactions	26,629
Futures contracts	66,593
Swaps	(122,297)
Total net realized gain (loss)		(3,110,594)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,408,688
Fidelity Central Funds	(177)
Forward foreign currency contracts	(1,392,775)
Assets and liabilities in foreign currencies	78,823
Futures contracts	(22,315)
Swaps	(31,682)
Total change in net unrealized appreciation (depreciation)		7,040,562
Net gain (loss)		3,929,968
Net increase (decrease) in net assets resulting from operations		$8,010,157
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,080,189	$6,002,646
Net realized gain (loss)	(3,110,594)	(13,547,341)
Change in net unrealized appreciation (depreciation)	7,040,562	16,340,087
Net increase (decrease) in net assets resulting from operations	8,010,157	8,795,392
Distributions to shareholders	(4,354,031)	(7,680,621)

Affiliated share transactions
Proceeds from sales of shares	9,842,194	15,289,275
Reinvestment of distributions	4,354,031	7,680,621
Cost of shares redeemed	(9,713,725)	(169,358,160)

Net increase (decrease) in net assets resulting from share transactions	4,482,500	(146,388,264)
Total increase (decrease) in net assets	8,138,626	(145,273,493)

Net Assets
Beginning of period	96,242,819	241,516,312
End of period	$104,381,445	$96,242,819

Other Information
Shares
Sold	118,212	191,139
Issued in reinvestment of distributions	52,683	95,318
Redeemed	(117,796)	(2,131,192)
Net increase (decrease)	53,099	(1,844,735)

Financial Highlights
Fidelity® International Credit Central Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$80.96	$79.62	$77.49	$100.66	$104.23
Income from Investment Operations
Net investment income (loss) A,B	3.468	3.364	3.322	2.720	2.309
Net realized and unrealized gain (loss)	3.356	2.901	1.936	(20.165)	(2.501)
Total from investment operations	6.824	6.265	5.258	(17.445)	(.192)
Distributions from net investment income	(3.734)	(4.925)	(3.128)	(5.143)	(2.087) C
Distributions from net realized gain	-	-	-	(.563)	(1.291) C
Distributions from tax return of capital	-	-	-	(.019)	-
Total distributions	(3.734)	(4.925)	(3.128)	(5.725)	(3.378)
Net asset value, end of period	$84.05	$80.96	$79.62	$77.49	$100.66
Total Return D	8.59%	8.02%	7.02%	(17.51)%	(.18)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01%	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any	.01%	-% G	-% G	-% G	-% G
Expenses net of all reductions, if any	-% G	-% G	-% G	-% G	-% G
Net investment income (loss)	4.19%	4.15%	4.25%	3.08%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$104,381	$96,243	$241,516	$361,654	$655,303
Portfolio turnover rate H	63%	87% I	73%	25%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Non-Convertible Corporate Bonds	$117,520	Market approach	Transaction price	$117.52	Increase
Preferred Securities	$2,473,900	Indicative market price	Evaluated bid	$26.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,542,092
Gross unrealized depreciation	(12,746,309)
Net unrealized appreciation (depreciation)	$(9,204,217)
Tax Cost	$109,714,502

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,315
Capital loss carryforward	$(107,000,854)
Net unrealized appreciation (depreciation) on securities and other investments	$(9,178,889)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(16,848,333)
Long-term	(90,152,521)
Total capital loss carryforward	$(107,000,854)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$4,354,031	$7,680,621

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity International Credit Central Fund
Credit Risk
Swaps	(122,297)	(31,682)
Total Credit Risk	(122,297)	(31,682)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(4,472,117)	(1,392,775)
Total Foreign Exchange Risk	(4,472,117)	(1,392,775)
Interest Rate Risk
Futures Contracts	66,593	(22,315)
Total Interest Rate Risk	66,593	(22,315)
Totals	(4,527,821)	(1,446,772)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity International Credit Central Fund	67,201,661

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Credit Central Fund	54,170,999	53,521,019
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity International Credit Central Fund	1,208,359	(6,300,690)	95,472,483
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Credit Central Fund	2	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $465.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and Shareholders of Fidelity International Credit Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity International Credit Central Fund (one of the funds constituting Fidelity Central Investment Portfolios II LLC, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the relevant ethical requirements relating to our audits, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $1,893,210 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International Credit Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that FMR does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9882753.108
ICF-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026